Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ (56,751)	$ (52,778)
Fuel and natural gas in storage	(43,642)	237
Supplies and consumables inventory	445	1,058
Income taxes recoverable	(3,025)	(3,440)
Prepaid expenses	(1,189)	(15,411)
Accounts payable	(33,399)	40,885
Accrued liabilities	31,845	(29,150)
Current income tax liability	4,363	3,818
Asset retirements and environmental obligations	(1,185)	3,562
Net regulatory assets and liabilities	(419,484)	(26,260)
Changes in non-cash operating items	$ (522,022)	$ (77,479)